Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) segment	Sep. 30, 2022 USD ($)
Foreign currency
Currency translation adjustments	$ (199,507)	$ (363,238)
Net foreign currency transaction loss	$ (5,500)	$ (53,800)
Segment reporting
Number of principal business segments | segment	2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	3 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years